Long-Term Loans, Net of Current Maturities (Tables)	12 Months Ended
Dec. 31, 2014
Short and Long-Term Loans, Net of Current Maturities [Abstract]
Schedule of linkage and interest rates

	Weighted interest rate as of December 31, 2014	December 31,
Loan currency	%	2014	2013

NIS	5.1	$760	$2,072

Less - current maturities		570	926

		$190	$1,146

Schedule of loan matures

2015 (Current maturities)	$570
2016	190

$760